UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: October 31, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Value Equity Fund

ANNUAL REPORT TO SHAREHOLDERS

October 31, 2019

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-888-FUND-LSV (1-888-386-3578). Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all LSV Funds if you invest directly with the Fund.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fee return of the LSV Value Equity Fund, the Russell 1000 Value Index (the benchmark), and the S&P 500 for trailing periods ending October 31, 2019, were as follows:

	One Year	Three Years	Five Years	Seven Years	Ten Years	Fifteen Years	Twenty Years	Since Inception
LSV Value Equity Fund	7.35%	9.72%	6.77%	12.33%	12.00%	7.88%	8.09%	8.02%
Institutional Class Shares*
Benchmark:
Russell 1000 Value Index	11.21%	10.51%	7.61%	11.60%	11.96%	7.80%	6.71%	6.82%
Broad Market:
S&P 500 Index	14.33%	14.91%	10.78%	13.91%	13.70%	9.06%	6.12%	6.28%

* Periods longer than one year are annualized; inception date is March 31, 1999; net of fees.

Institutional Class Shares performance as of 9/30/19: -2.90% (1 year), 6.68% (5 year), 11.47% (10 year) and 7.92% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578). Periods longer than one year are annualized; inception date is 3/31/99.

Despite heightened concerns around global economic growth and lingering trade uncertainty, U.S. equities posted strong gains for the twelve months ending October 31, 2019—the S&P 500 Index was up 14.33% (in USD). Large cap stocks outperformed small caps over the period as the Russell 1000 Index was up 14.15% while the Russell 2000 Index was up just 4.91% (both in USD). From a style perspective, value stocks broadly underperformed across all market capitalization segments based on the Russell Indices—the Russell 1000 Value Index was up 11.21% while the Russell 1000 Growth Index was up 17.10% (both in USD). The MSCI USA Minimum Volatility Index was up 18.60%; it is highly unusual for low volatility stocks to outperform significantly in periods when the overall market rallies as has been the case for the past twelve months. The LSV Value Equity Fund was up 7.35%. From a sector perspective, Real Estate, Utilities and Technology stocks outperformed while Energy, Health Care and Financials lagged.

The continued difficult environment for value stocks contributed to the bulk of the poor relative performance for the trailing twelve month period. Cheaper stocks based on cash flow and earnings measures, which we favor, lagged for the period and the Fund’s emphasis on buying and holding stocks that are attractive on these measures had a significant negative impact on relative results. In addition, there was a flight to more defensive and lower volatility stocks in December 2018 as well as in March, May and August of 2019 that had a negative impact on relative performance—we are underweight that segment of the market given the excessive valuations of lower volatility stocks. Attribution analysis also indicates that stock selection detracted from relative returns over the period while sector selection added value. Stock selection losses were concentrated in the Health Care, Consumer Staples and Consumer Discretionary sectors as names within the Pharmaceuticals, Drug Retail and Auto Parts & Equipment industries lagged. From a sector perspective, relative gains were largely due to our underweight position in the Energy sector as well as our overweight to Information Technology stocks. Top individual contributors included overweight positions in Lam Research, Applied Materials, Group 1 Automotive and Cummins. Not holding Wells Fargo, Schlumberger and Berkshire Hathaway also added value. Main individual detractors included overweights to Walgreens, FedEx, Kroger, Mallinckrodt, McDermott and Macy’s as well as not holding Procter & Gamble and NextEra.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 11.2x forward earnings compared to 15.5x for the Russell 1000 Value Index, 1.8x book compared to 2.1x for the benchmark and 7.5x cash flow compared to 10.6x for the value benchmark. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Information Technology, Industrials and Consumer Discretionary sectors while underweight Utilities, Consumer Staples and Communication Services.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The Russell 1000 Index is an index of approximately 1,000 of the largest companies in the U.S. equity market.

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with higher forecasted growth rates and price-to-book ratios.

The Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

MSCI USA Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to the US large and mid-cap equity universe.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Comparison of Change in the Value of a $100,000 Investment in the

LSV Value Equity Fund, Institutional Class Shares, versus the Russell 1000 Value Index (Unaudited)

	Average Annual Total Return for the period ended October 31, 2019
	One Year Return	Three Year Return	Five Year Return	Ten Year Return	Annualized Inception to Date(1)
LSV Value Equity Fund, Institutional Class Shares	7.35%	9.72%	6.77%	12.00%	8.02%
LSV Value Equity Fund, Investor Class Shares (2)	7.11%	9.47%	6.51%	11.71%	7.76%
Russell 1000 Value Index	11.21%	10.51%	7.61%	11.96%	6.82%

*	The graph is based on only the Institutional Class Shares; performance for Investor Class Shares would be different due to differences in fee structures.

(1)	The LSV Value Equity Fund Commenced operations on March 31, 1999.

(2)

Investor Class Shares commenced operations on June 10, 2014. Investor Class Shares’ performance for periods prior to June 10, 2014, is that of the Institutional Class Shares. Institutional Class Shares’ performance was adjusted to reflect the 12b-1 fees applicable to the Investor Class Shares.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect previously, if they had not been in effect, performance would have been lower.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 2.

October 31, 2019

Sector Weightings (Unaudited)†:

†	Percentages are based on total investments.

Schedule of Investments

LSV Value Equity Fund

	Shares	Value (000)
Common Stock (99.6%)
Aerospace & Defense (3.0%)
Arconic	368,600	$10,125
Huntington Ingalls Industries	83,130	18,759
Raytheon	133,580	28,347
Spirit AeroSystems Holdings, Cl A	196,610	16,087
Textron	419,800	19,349
Vectrus*	6,438	294

		92,961

Agricultural Operations (0.3%)
Archer-Daniels-Midland	193,200	8,122

Agricultural Products (0.4%)
Ingredion	143,600	11,344

Air Freight & Logistics (0.9%)
FedEx	189,400	28,914

Aircraft (2.3%)
American Airlines Group	236,720	7,116
Delta Air Lines	383,500	21,123
JetBlue Airways*	814,200	15,714
United Airlines Holdings*	279,400	25,381

		69,334

Apparel Retail (0.4%)
Foot Locker	293,500	12,770

Asset Management & Custody Banks (2.0%)
Ameriprise Financial	226,700	34,207
Bank of New York Mellon	213,900	10,000
Legg Mason	237,805	8,860
State Street	128,905	8,517

		61,584

Automotive (2.9%)
American Axle & Manufacturing Holdings*	636,200	5,319
BorgWarner	305,510	12,734

LSV Value Equity Fund

	Shares	Value (000)
Automotive (continued)
Cooper-Standard Holdings*	58,935	$1,878
Ford Motor	1,610,770	13,836
General Motors	802,500	29,821
Goodyear Tire & Rubber	395,880	6,282
Lear	92,440	10,887
Thor Industries	153,200	9,691

		90,448

Automotive Retail (0.5%)
Group 1 Automotive	162,800	16,189

Banks (11.0%)
Bank of America	1,985,405	62,084
BB&T	305,900	16,228
CIT Group	215,800	9,256
Citizens Financial Group	798,000	28,058
Fifth Third Bancorp	638,410	18,565
Huntington Bancshares	1,128,110	15,940
JPMorgan Chase	589,235	73,607
Keycorp	1,173,400	21,086
PNC Financial Services Group	95,700	14,039
Regions Financial	1,565,800	25,209
SunTrust Banks	381,490	26,071
Zions Bancorp	585,400	28,374

		338,517

Biotechnology (2.7%)
Amgen	198,480	42,326
Biogen*	82,600	24,674
Gilead Sciences	234,600	14,946

		81,946

Building & Construction (0.9%)
Owens Corning	159,750	9,790
PulteGroup	456,100	17,897

		27,687

Chemicals (2.7%)
Celanese, Cl A	191,600	23,212
Chemours	297,500	4,882
Eastman Chemical	295,100	22,439
Huntsman	489,700	10,837
LyondellBasell Industries, Cl A	245,200	21,995

		83,365

Commercial Printing (0.2%)
Deluxe	139,177	7,214

Commercial Services (0.4%)
Western Union	538,900	13,505

Commodity Chemicals (0.7%)
Cabot	181,300	7,903

The accompanying notes are an integral part of the financial statements

4

Schedule of Investments

October 31, 2019

LSV Value Equity Fund

	Shares	Value (000)
Commodity Chemicals (continued)
Kronos Worldwide	365,200	$4,631
Trinseo	206,500	8,776

		21,310

Computer & Electronics Retail (0.7%)
Best Buy	283,600	20,371
GameStop, Cl A	74,587	406

		20,777

Computers & Services (3.3%)
DXC Technology	169,900	4,701
eBay	270,600	9,539
Hewlett Packard Enterprise	821,800	13,486
HP	773,200	13,430
NCR*	238,800	6,975
Oracle	490,600	26,733
Seagate Technology	217,500	12,621
Xerox Holdings	416,200	14,122

		101,607

Diversified REIT’s (0.7%)
Lexington Realty Trust, Cl B	693,600	7,546
VEREIT	1,552,800	15,280

		22,826

Drug Retail (1.0%)
Walgreens Boots Alliance	578,700	31,701

Electrical Components & Equipment (1.2%)
Acuity Brands	56,600	7,063
Eaton	337,300	29,382

		36,445

Electrical Services (2.6%)
Edison International	179,600	11,297
Exelon	687,500	31,274
FirstEnergy	351,300	16,975
Vistra Energy	704,937	19,054

		78,600

Financial Services (7.1%)
Ally Financial	545,000	16,693
Capital One Financial	313,100	29,197
Citigroup	1,020,100	73,305
Discover Financial Services	342,000	27,449
Goldman Sachs Group	58,245	12,428
Lazard, Cl A(A)	212,700	7,940
Morgan Stanley	609,800	28,081
Navient	755,400	10,402
Santander Consumer USA Holdings	575,000	14,421

		219,916

Food, Beverage & Tobacco (2.4%)
JM Smucker	207,395	21,917

LSV Value Equity Fund

	Shares	Value (000)
Food, Beverage & Tobacco (continued)
Molson Coors Brewing, Cl B	273,600	$14,424
Pilgrim’s Pride*	317,910	9,652
Tyson Foods, Cl A	325,100	26,915

		72,908

General Merchandise Stores (1.0%)
Big Lots	121,415	2,631
Target	268,255	28,679

		31,310

Health Care Distributors (0.5%)
McKesson	111,600	14,843

Health Care Facilities (1.6%)
HCA Holdings	220,800	29,486
Universal Health Services, Cl B	135,400	18,612

		48,098

Health Care REIT’s (0.5%)
Industrial Logistics Properties Trust	66,014	1,402
Medical Properties Trust	477,300	9,895
Senior Housing Properties Trust	495,120	4,914

		16,211

Health Care Services (0.2%)
CVS Health	96,400	6,400

Homefurnishing Retail (0.4%)
Williams-Sonoma	203,900	13,618

Hotel & Resort REIT’s (0.3%)
Service Properties Trust	343,400	8,688

Hotels & Lodging (0.3%)
Wyndham Destinations	220,100	10,215

Household Products, Furniture & Fixtures (0.7%)
Whirlpool	132,300	20,125

Human Resource & Employment Services (0.5%)
ManpowerGroup	179,200	16,293

Information Technology (0.2%)
Belden	122,200	6,266

Insurance (5.1%)
Allstate	289,800	30,841
Genworth Financial, Cl A*	387,700	1,659
Hartford Financial Services Group	399,200	22,786
Lincoln National	262,145	14,806
MetLife	439,340	20,557
MGIC Investment	891,200	12,218

The accompanying notes are an integral part of the financial statements

5

Schedule of Investments

October 31, 2019

LSV Value Equity Fund

	Shares	Value (000)
Insurance (continued)
Principal Financial Group	218,300	$11,653
Prudential Financial	299,200	27,269
Voya Financial	264,000	14,246

		156,035

IT Consulting & Other Services (0.5%)
International Business Machines	105,100	14,055

Leasing & Renting (0.3%)
Triton International	246,500	9,047

Machinery (4.7%)
AGCO	227,500	17,447
Allison Transmission Holdings	391,200	17,060
Caterpillar	176,000	24,253
Cummins	240,100	41,412
Oshkosh	157,300	13,430
PACCAR	275,200	20,932
Terex	335,300	9,238

		143,772

Media & Entertainment (1.4%)
AMC Networks, Cl A*	210,100	9,150
Comcast, Cl A	218,200	9,780
DISH Network, Cl A*	248,000	8,526
TEGNA	600,600	9,027
Viacom, Cl B	354,600	7,645

		44,128

Metal & Glass Containers (0.2%)
Owens-Illinois	572,100	4,863

Mortgage REIT’s (0.7%)
Annaly Capital Management	1,257,100	11,289
Starwood Property Trust	376,070	9,251

		20,540

Motorcycle Manufacturers (0.3%)
Harley-Davidson	260,600	10,140

Office Equipment (0.0%)
Pitney Bowes	225,680	993

Office REIT’s (0.3%)
Office Properties Income Trust	34,156	1,089
Piedmont Office Realty Trust, Cl A	376,265	8,443

		9,532

Oil & Gas Equipment & Services (0.0%)
McDermott International*	925,500	1,509

LSV Value Equity Fund

	Shares	Value (000)
Paper Packaging (1.5%)
International Paper	430,100	$18,787
Packaging of America	84,100	9,206
Westrock	493,000	18,423

		46,416

Petroleum & Fuel Products (6.1%)
Chevron	292,500	33,971
ConocoPhillips	505,300	27,893
Gulfport Energy*	626,400	1,744
HollyFrontier	373,200	20,504
Marathon Petroleum	435,000	27,818
Phillips 66	304,000	35,513
Valero Energy	427,900	41,498

		188,941

Pharmaceuticals (6.1%)
AbbVie	340,600	27,095
Bristol-Myers Squibb	432,363	24,804
Jazz Pharmaceuticals*	110,600	13,895
Johnson & Johnson	200,400	26,461
Mallinckrodt*	286,200	904
Merck	233,200	20,209
Pfizer	1,924,100	73,828

		187,196

Real Estate (0.7%)
DiamondRock Hospitality	1,073,500	10,714
Host Hotels & Resorts	627,100	10,278

		20,992

Reinsurance (0.6%)
Everest Re Group	72,040	18,521

Retail (2.2%)
Brinker International	110,180	4,898
Dick’s Sporting Goods	318,515	12,400
Kohl’s	232,600	11,923
Kroger	1,117,300	27,530
Macy’s	330,800	5,015
Office Depot	3,107,000	6,400

		68,166

Semi-Conductors/Instruments (5.5%)
Applied Materials	351,700	19,083
Cirrus Logic*	120,725	8,204
Intel	1,276,200	72,144
Lam Research	114,600	31,061
Micron Technology*	319,100	15,173
Skyworks Solutions	147,900	13,468
Vishay Intertechnology	440,620	8,879

		168,012

Steel & Steel Works (0.7%)
Reliance Steel & Aluminum	127,130	14,752

The accompanying notes are an integral part of the financial statements

6

Schedule of Investments

October 31, 2019

LSV Value Equity Fund

	Shares	Value (000)
Steel & Steel Works (continued)
Steel Dynamics	193,900	$5,887

		20,639

Technology Distributors (0.7%)
Avnet	269,600	10,665
Insight Enterprises*	198,400	12,178

		22,843

Telephones & Telecommunications (4.7%)
AT&T	876,400	33,733
Cisco Systems	544,300	25,860
Juniper Networks	183,300	4,549
Verizon Communications	1,311,100	79,282

		143,424

Thrifts & Mortgage Finance (0.3%)
Radian Group	409,000	10,266

Trucking (0.3%)
Ryder System	171,800	8,355

Water Utilities (0.1%)
Gannett	310,402	3,367

TOTAL COMMON STOCK (Cost $2,739,247)		3,063,809

	Face Amount (000)

Repurchase Agreement (0.3%)
South Street Securities 1.500%, dated 10/31/19, to be repurchased on 11/01/19, repurchase price $10,247 (collateralized by various U.S. Treasury obligations, ranging in par value $10,363, 1.750%, 11/15/2020; total market value $10,452)	$10,247	10,247

TOTAL REPURCHASE AGREEMENT (Cost $10,247)		10,247

Total Investments – 99.9% (Cost $2,749,494)		$3,074,056

Percentages are based on Net Assets of $3,076,690 (000).

*	Non-income producing security.
(A)	Security is a Master Limited Partnership. At October 31, 2019 such securities amounted to $7,940(000), or 0.3% of the Net Assets of the Fund.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,063,809	$—	$—	$3,063,809
Repurchase Agreements	—	10,247	—	10,247

Total Investments in Securities	$3,063,809	$10,247	$—	$3,074,056

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

October 31, 2019

LSV Value Equity Fund
Assets:
Investments at Value (Cost $2,749,494)	$3,074,056
Receivable for Investment Securities Sold	33,595
Receivable for Capital Shares Sold	6,211
Dividends and Interest Receivable	4,606
Reclaim Receivable	49
Prepaid Expenses	48

Total Assets	3,118,565
Liabilities:
Payable for Capital Shares Redeemed	39,762
Payable due to Investment Adviser	1,414
Payable for Investment Securities Purchased	135
Payable due to Administrator	131
Payable due to Distributor	56
Payable due to Trustees	15
Payable due to Chief Compliance Officer	6
Other Accrued Expenses	356

Total Liabilities	41,875

Net Assets	$3,076,690

Net Assets Consist of:
Paid-in Capital	$2,612,344
Total distributable earnings	464,346

Net Assets	$3,076,690

Net Asset Value, Offering and Redemption Price Per Share —
Institutional Class Shares ($2,783,225 ÷ 102,955,663 shares)(1)	$27.03

Net Asset Value, Offering and Redemption Price Per Share —
Investor Class Shares ($293,465 ÷ 10,906,536 shares)(1)	$26.91

(1)	Shares have not been rounded.

The accompanying notes are an integral part of the financial statements

8

Statement of Operations (000)

For the year ended October 31, 2019

LSV Value Equity Fund

Investment Income:
Dividend Income	$86,698
Interest Income	433
Foreign Taxes Withheld	(2)

Total Investment Income	87,129

Expenses:
Investment Advisory Fees	16,387
Administration Fees	1,520
Distribution Fees - Investor Class	652
Trustees’ Fees	56
Chief Compliance Officer Fees	14
Registration and Filing Fees	281
Printing Fees	262
Professional Fees	250
Transfer Agent Fees	212
Custodian Fees	150
Insurance and Other Fees	126

Total Expenses	19,910
Less: Fees Paid Indirectly — (see Note 4)	(5)

Net Expenses	19,905

Net Investment Income	67,224

Net Realized Gain on Investments	87,051
Net Change in Unrealized Appreciation (Depreciation) on Investments	42,395

Net Realized and Unrealized Gain on Investments	129,446

Net Increase in Net Assets Resulting from Operations	$196,670

The accompanying notes are an integral part of the financial statements

9

Statements of Changes in Net Assets (000)

For the year ended October 31,

	LSV Value Equity Fund
	2019	2018

Operations:
Net Investment Income	$67,224	$46,740
Net Realized Gain on Investments	87,051	138,243(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments	42,395	(282,822)

Net Increase (Decrease) in Net Assets Resulting from Operations	196,670	(97,839)

Distributions
Institutional Class Shares	(166,763)	(137,249)
Investor Class Shares	(10,632)	(7,458)

Total Distributions	(177,395)	(144,707)

Capital Share Transactions:
Institutional Class Shares:
Issued	527,760	1,299,372
Reinvestment of Dividends and Distributions	156,282	134,813
Redeemed	(605,750)	(558,359)

Net Increase from Institutional Class Shares Transactions	78,292	875,826

Investor Class Shares:
Issued	417,116	454,856
Reinvestment of Dividends and Distributions	10,622	7,460
Redeemed	(451,055)	(201,097)

Net Increase (Decrease) from Investor Class Shares Transactions	(23,317)	261,219

Net Increase in Net Assets Derived from Capital Share Transactions	54,975	1,137,045

Total Increase in Net Assets	74,250	894,499

Net Assets:
Beginning of Year	3,002,440	2,107,941

End of Year	$3,076,690	$3,002,440

Shares Transactions:
Institutional Class:
Issued	20,621	44,886
Reinvestment of Dividends and Distributions	6,796	4,585
Redeemed	(23,720)	(19,226)

Total Institutional Class Share Transactions	3,697	30,245

Investor Class:
Issued	16,374	15,926
Reinvestment of Dividends and Distributions	464	254
Redeemed	(17,777)	(7,197)

Total Investor Class Share Transactions	(939)	8,983

Net Increase in Shares Outstanding	2,758	39,228

(1)	Includes redemptions as a result of an In-Kind redemption (see note 12).

The accompanying notes are an integral part of the financial statements

10

Financial Highlights

For a share outstanding throughout year ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

LSV Value Equity Fund
Institutional Class Shares
2019	$27.04	$0.59	$1.08	$1.67	$(0.50)	$(1.18)	$(1.68)	$27.03	7.35%	$2,783,225	0.65%	0.65%	2.28%	18%
2018	29.33	0.54	(0.85)	(0.31)	(0.51)	(1.47)	(1.98)	27.04	(1.52)	2,684,113	0.64	0.64	1.85	14
2017	24.09	0.51	5.42	5.93	(0.54)	(0.15)	(0.69)	29.33	24.94	2,024,354	0.65	0.65	1.88	15
2016	23.65	0.53	0.33	0.86	(0.42)	–	(0.42)	24.09	3.71	1,849,633	0.66	0.66	2.28	15
2015	23.70	0.43	(0.11)	0.32	(0.37)	–	(0.37)	23.65	1.30	1,480,240	0.66	0.66	1.78	24
Investor Class Shares
2019	$26.87	$0.53	$1.08	$1.61	$(0.39)	$(1.18)	$(1.57)	$26.91	7.11%	$293,465	0.90%	0.90%	2.05%	18%
2018	29.20	0.45	(0.84)	(0.39)	(0.47)	(1.47)	(1.94)	26.87	(1.78)	318,327	0.89	0.89	1.57	14
2017	23.99	0.41	5.44	5.85	(0.49)	(0.15)	(0.64)	29.20	24.69	83,587	0.90	0.90	1.49	15
2016	23.59	0.46	0.33	0.79	(0.39)	–	(0.39)	23.99	3.43	6,528	0.91	0.91	1.98	15
2015	23.69	0.34	(0.09)	0.25	(0.35)	–	(0.35)	23.59	1.03	2,006	0.92	0.92	1.45	24

†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

11

Notes to Financial Statements

October 31, 2019

1.  Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 47 funds. The financial statements herein are those of the LSV Value Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.  Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value

Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2019, there were no securities valued in accordance with Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices unadjusted in active markets for priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in in active markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2019, there have been no significant changes to the Fund’s fair valuation methodologies.

12

Notes to Financial Statements

October 31, 2019

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year October 31, 2019, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2019, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(1)	Net Amount(2)

South Street Securities	$10,247	$10,247	$–	$–

(1) The amount of collateral reflected in the table does not include any over- collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

13

Notes to Financial Statements

October 31, 2019

Dividends and Distributions to Shareholders—Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2019, the Fund paid $1,520,009 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the year ended October 31, 2019, the Fund incurred $652,134 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2019, the Fund earned $4,562 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.55% of the Fund’s average daily net assets.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2019, were as follows (000):

Purchases
Other	$519,973
Sales
Other	$563,774

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or to paid-in-capital, as appropriate, in the period that the differences arise.

During the year ended October 31, 2019, the Fund had no permanent differences.

The tax character of dividends and distributions paid during the years ended October 31, 2019 and 2018 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2019	$58,146	$119,249	$177,395
2018	48,009	96,698	144,707

14

Notes to Financial Statements

October 31, 2019

As of October 31, 2019, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$ 54,009

Undistributed Long-Term Capital Gain	85,222

Other Temporary Differences	(2)
Unrealized Appreciation	325,117

Total Distributable Earnings	$ 464,346

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended October 31, 2019, no capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2019, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 2,748,939	$ 562,864	$ (237,747)	$ 325,117

8.	Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Medium and Smaller Capitalization Risk — The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Style Risk — Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Sector Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely

9.	Other:

At October 31, 2019, 38% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At October 31, 2019, 99% of total shares outstanding for the Investor Class Shares were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10.	Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

15

Notes to Financial Statements

October 31, 2019

11.	New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions, removals and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal and modifications of certain disclosure and delay the adoption of additional disclosures until the effective date.

12.	In-Kind Transactions

During the fiscal year ended October 31, 2018, the Fund redeemed shares of beneficial interest in exchange for securities and cash. The securities were redeemed at their current value on the date of the transaction.

Transaction Date	Shares Redeemed	Cash	Investment Securities	Realized Gain
07/17/2018	1,405,958	$244,185	$40,106,823	$13,760,925

13.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

16

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund and Shareholders of LSV Value Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, of LSV Value Equity Fund (the “Fund”) (one of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)), including the schedule of investments, as of October 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The Advisors’ Inner Circle Fund) at October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LSV Asset Management investment companies since 2005.

Philadelphia, Pennsylvania

December 30, 2019

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 05/01/19	Ending Account Value 10/31/19	Annualized Expense Ratios	Expenses Paid During Period*

LSV Value Equity Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,013.90	0.65%	$3.30
Investor Class Shares	1,000.00	1,013.20	0.90	4.57

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.93	0.65%	$3.31
Investor Class Shares	1,000.00	1,020.67	0.90	4.58

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Klauder are Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 888-Fund-LSV. The following chart lists Trustees and Officers as of October 31, 2019.

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years[2]
INTERESTED TRUSTEES[3],[4]
Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Frost Family of Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016.

N. Jeffrey Klauder (Born: 1952)	Trustee (Since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of SEI Private Trust Company; SEI Investments Management Corporation; SEI Trust Company; SEI Investments (South Africa), Limited; SEI Investments (Canada) Company; SEI Global Fund Services Ltd.; SEI Investments Global Limited; SEI Global Master Fund; SEI Global Investments Fund; and SEI Global Assets Fund.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Trustees oversee 47 funds in The Advisors’ Inner Circle Fund.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years	Other Directorships Held in the Past Five Years[2]
INDEPENDENT TRUSTEES[3],[4]
Joseph T. Grause, JR. (Born: 1952)	Trustee (Since 2011) Lead Independent Trustee (Since 2018)	Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2017.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds. Director of The Korea Fund, Inc.
Mitchell A. Johnson (Born: 1942)	Trustee (Since 2005)	Retired. Private investor since 1994.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016.

Betty L. Krikorian (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.
Robert Mulhall (Born: 1958)	Trustee (Since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds.

Former Directorships: Trustee of Villanova University Alumni Board of Directors to 2018.

Bruce R. Speca (Born: 1956)	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds. Director of Stone Harbor Investments Funds, Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund).

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Trustees oversee 47 funds in The Advisors’ Inner Circle Fund.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served [1]	Principal Occupation During the Past Five Years	Other Directorships Held in the Past Five Years [2]
INDEPENDENT TRUSTEES (continued)[3]
George J. Sullivan, Jr. (Born: 1942)	Trustee (Since 1999)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011

Current Directorships: Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016. Trustee/ Director of State Street Navigator Securities Lending Trust to 2017. Member of the independent review committee for SEI’s Canadian-registered mutual funds to 2017.

OFFICERS
Michael Beattie (Born: 1965)	President (Since 2011)	Director of Client Service, SEI Investments, since 2004.	None.
James Bernstein (Born: 1962)	Vice President and Assistant Secretary (Since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

None.
John Bourgeois (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.	None.
Stephen Connors (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.	None.
Dianne M. Descoteaux (Born: 1977)	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP, from 2006 to 2010.	None.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

3	Trustees oversee 47 funds in The Advisors’ Inner Circle Fund.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation During the Past Five Years	Other Directorships Held in the Past Five Years

OFFICERS (continued)
Russell Emery (Born: 1962)	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Frost Family of Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.	None.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (Since 2018)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.	None.
Robert Morrow (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.	None.
Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.	None.

NOTICE TO SHAREHOLDERS

OF

LSV VALUE EQUITY FUND

(Unaudited)

For shareholders that do not have an October 31, 2019 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2019, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distribu- tions	Qualifying For Corporate Dividends Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends (5)	Qualifying Business Income (6)
67.22%	32.78%	100.00%	100.00%	100.00%	0.00%	0.00%	100.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund-LSV Value Equity Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2019. Complete information will be computed and reported in conjunction with your 2019 Form 1099-DIV.

Trust:
The Advisors' Inner Circle Fund

Fund:
LSV Value Equity Fund

Adviser:
LSV Asset Management

Distributor:
SEI Investments Distribution Co.

Administrator:
SEI Investments Global Fund Services

Legal Counsel:
Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds' Form N-Q and Form N-PORT reports are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC's website at http://www.sec.gov.

LSV-AR-004-2100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts George Sullivan and Robert Mulhall, and each whom is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$104,400	None	None	$104,400	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(2)	$6,000	None	$57,000	$6,000	None	None
(d)	All Other Fees	None	None	$97,500	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$608,176	None	None	$936,860	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(3)	$11,559	None	None	$19,532	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$68,000	None	None	$170,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(4)	None	None	None	$89,000	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$113,300	None	None	$113,300	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to affiliates of the Funds.

(3)	Tax compliance services for Westwood Emerging Markets Fund.

(4)	Tax return preparation.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2019	2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2019	2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2019	2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2019	2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $160,500 and $6,000 for 2019 and 2018, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $11,559 and $19,532 for 2019 and 2018, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $89,000 for 2019 and 2018, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2019 and 2018, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to

Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 9, 2020

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: January 9, 2020

*	Print the name and title of each signing officer under his or her signature.